Business Acquisitions (Details Narrative)														1 Months Ended				3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended						24 Months Ended
	Oct. 31, 2022 EUR (€)	Jul. 13, 2021 USD ($)	Jul. 13, 2021 EUR (€)	Jul. 02, 2021 USD ($)	Jun. 02, 2021 USD ($) $ / shares shares	Jun. 02, 2021 $ / shares	Mar. 03, 2021 USD ($) shares	Mar. 01, 2021 USD ($)	Mar. 01, 2021 EUR (€)	Jan. 21, 2021 USD ($) shares	Sep. 03, 2020 USD ($)	Sep. 03, 2020 USD ($) shares	Jul. 31, 2020 USD ($) $ / shares shares	Oct. 31, 2022 USD ($)	Oct. 31, 2022 EUR (€)	Mar. 31, 2021 USD ($)	Jul. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 USD ($)	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / shares	Mar. 02, 2022 $ / shares	Dec. 30, 2021 USD ($)	Jul. 01, 2021 USD ($)	May 16, 2021 USD ($)	Mar. 01, 2021 EUR (€)	Jan. 20, 2021 USD ($)	Jul. 31, 2020 EUR (€) shares
Business Acquisition [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired																									$ 20,067,871
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Asset																				$ 99,247			$ (2,864,551)	$ 1,950,693
Business Combination, Contingent Consideration, Liability																			$ 3,148,893			$ 6,192,912			3,328,361
Changes in fair value contingent consideration																			$ 179,468				$ (2,864,551)	1,950,693	$ 2,355,308		$ (1,748,607)
Common Stock, Par or Stated Value Per Share | $ / shares																		$ 0.001					$ 0.001		$ 0.001		$ 0.001				$ 0.001
Stock Issued During Period, Value, New Issues																				$ 2,345,890	$ 1,539,219				$ 3,885,109
Net cash paid																								$ 20,067,871			$ 28,930,540
Stock Issued During Period, Value, Acquisitions																											3,802,500
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																						$ 25.00										$ 100.00
Liabilities, net																		$ 30,030,699					$ 30,030,699		68,684,240		44,949,647				$ 44,949,647
Bethard Group Limited [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		$ 20,067,871
Payments to Acquire Businesses, Net of Cash Acquired		1,180,463	€ 1,000,000
Business Combination, Consideration Transferred		26,767,871	€ 7,600,000
Business combination exchange rates		$ 8,971,519
Business Combination, Contingent Consideration Arrangements, Description		The contingent cash consideration assumes a cash payment equal to 15% of net gaming revenue for the Bethard Business through the Additional Payment Due Date as set forth through the Second Payment Due Date estimated to be approximately four months at acquisition, then reverting to 12% thereafter for the remainder of a two-year period following the acquisition date.	The contingent cash consideration assumes a cash payment equal to 15% of net gaming revenue for the Bethard Business through the Additional Payment Due Date as set forth through the Second Payment Due Date estimated to be approximately four months at acquisition, then reverting to 12% thereafter for the remainder of a two-year period following the acquisition date.
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Asset		$ 6,700,000																							1,016,331
Business Combination, Contingent Consideration, Liability																									3,328,361
Changes in fair value contingent consideration																									2,355,308
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable																									498,417	€ 422,222
Acquisition of the operating assets and specified liabilities		26,767,871
Bethard Group Limited [Member] | General and Administrative Expense [Member]
Business Acquisition [Line Items]
Business Combination, Separately Recognized Transactions, Net Gains and Losses																									1,005,594
Business Combination, Acquisition Related Costs																									255,481		750,113
Bethard Group Limited [Member] | Initial Payment [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		15,346,019	€ 13,000,000
Bethard Group Limited [Member] | Second Payment [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		4,721,852	€ 4,000,000
GG Circuit LLC [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross				$ 14,100,000	$ 24,273,211
Business Combination, Consideration Transferred				24,273,211	14,100,000
Loans receivable consideration					900,000
Loans receivable consideration net					14,993,977
Cash Acquired from Acquisition					$ 6,023
Operating Expenses																											100,000
Business combination loans receivable agreement description					300,000	900,000
Transaction expense forgiveness																											300,000
Acquisition of the operating assets and specified liabilities																																		$ 24,273,211
GG Circuit LLC [Member] | GGC Loans [Member]
Business Acquisition [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount, Covered																$ 1,200,000													$ 600,000
Operating Expenses																													$ 600,000
GG Circuit LLC [Member] | GGC Purchase Agreement [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues | shares					8,302
Common Stock, Par or Stated Value Per Share | $ / shares					$ 1,325.00	$ 1,325.00
Stock Issued During Period, Value, New Issues					$ 9,273,211
GG Circuit LLC [Member] | General and Administrative Expense [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs																											801,317				801,317
Helix Holdings LLC [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross				9,400,000	17,000,000
Business Combination, Consideration Transferred				$ 15,901,133	9,400,000
Loans receivable consideration					600,000
Loans receivable consideration net					9,964,691
Cash Acquired from Acquisition					$ 35,309
Stock Issued During Period, Shares, New Issues | shares					5,283
Common Stock, Par or Stated Value Per Share | $ / shares					$ 1,325.00	$ 1,325.00
Stock Issued During Period, Value, New Issues					$ 5,901,133
Loans and Leases Receivable, Gross, Carrying Amount, Covered																800,000																	$ 400,000
Operating Expenses					$ 400,000																						100,000
Business combination loans receivable agreement description					600,000
Transaction expense forgiveness																											200,000
Acquisition of the operating assets and specified liabilities																																		$ 15,901,133
Helix Holdings LLC [Member] | General and Administrative Expense [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs																											604,603				604,603
Helix Operating [Member]
Business Acquisition [Line Items]
Business combination loans receivable agreement description					200,000
Lucky Dino Gaming Limited [Member]
Business Acquisition [Line Items]
Acquisition of the operating assets and specified liabilities								$ 30,133,725																												€ 25,000,000
Net cash paid								28,930,540	€ 24,001,795
Adjustment for cash acquired								1,203,185																												€ 998,205
Lucky Dino Gaming Limited [Member] | General and Administrative Expense [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs																											1,280,766				$ 1,280,766
Esports Gaming League [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross										$ 481,386
Business Combination, Consideration Transferred										2,975,219
Loans receivable consideration net										477,350
Cash Acquired from Acquisition										$ 4,036
Stock Issued During Period, Shares, New Issues | shares										2,925
Stock Issued During Period, Value, New Issues										$ 2,193,833
Acquisition of the operating assets and specified liabilities										2,975,219
Business Combination, Contingent Consideration, Asset																																			$ 300,000
Business combination holdback consideration										$ 622,503																											$ 145,153
Stock issued during period shares new issues on holdback consideration | shares										631
Stock issued during period value new issues on holdback consideration										$ 597,650
Business holdback consideration fair value																											442,803
Business contingent earnout consideration																											$ 2,750,000	€ 2,000,000
Argyll [Member]
Business Acquisition [Line Items]
Acquisition of the operating assets and specified liabilities													$ 7,802,576				$ 7,802,576
Net cash paid																														$ 728,926
Adjustment for cash acquired								$ 21,074
Cash																														1,250,000
Deposits																														500,000
Stock Issued During Period, Shares, Acquisitions | shares																	6,500
Stock Issued During Period, Value, Acquisitions													$ 3,802,500
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares													$ 800.00				$ 800.00
Derivative Liability, Subject to Master Netting Arrangement, before Offset | €																																						€ 2,738,095
Argyll [Member] | Maximum [Member]
Business Acquisition [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares													10,000				10,000																					10,000
Argyll [Member] | Initial Payment [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross																														$ 750,000
Argyll UK EEG iGaming [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	€ 6,535,753	$ 6,891,782												$ 7,010,732	€ 6,535,753
Business Combination, Consideration Transferred																						$ 6,192,912			$ 3,328,361
Liabilities, net																						$ 1,640,000
Flip Sports Limited [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross											$ 100,000
Business Combination, Consideration Transferred											1,011,817
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Asset											500,000
Changes in fair value contingent consideration																$ 1,305,804
Acquisition of the operating assets and specified liabilities											1,011,817	$ 1,011,817
Stock Issued During Period, Shares, Acquisitions | shares							938					938
Stock Issued During Period, Value, Acquisitions							$ 1,805,804					$ 411,817
Cash payments to acquire business											$ 100,000	100,000
Payments for previous acquisition												$ 500,000
Estimated useful life																											5 years				5 years
Business combination measurement period adjustment																															$ 88,183